Annual Total Returns- JPMorgan California Municipal Money Market Fund (Institutional Shares) [BarChart] - Institutional Shares - JPMorgan California Municipal Money Market Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	0.02%	0.02%	0.02%	0.07%	0.44%	0.96%	0.97%	0.38%